11. SHARE CAPITAL: Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	811,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 3.33
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	562,500	250,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.99	$ 4.21
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(2,815,450)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 1.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	(156,500)	(1,400,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 3.8	$ 3.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(97,500)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 4.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	1,217,500	811,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.58	$ 3.33
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	681,843
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	(34,092)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 3.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	647,751	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.3	$ 0